Goodwill	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
	(in thousands)
Opening balance	$936,257	$883,170
Current period acquisitions (Note 6)	—	27,191
Prior period acquisitions	—	123
Foreign exchange movement	(2,870)	25,773

Closing balance	$933,387	$936,257